Note 12 - Earnings (Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2025	2026
Net income / (loss)	$(26,515)	$15,103
Weighted average number of common shares, basic and diluted	8,424,213	24,211,897
Earnings / (losses) per common share, basic and diluted	$(3.15)	$0.62